Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of total amount of transactions
kEUR	2021
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	1,601	-26	-	-457	-1,995
Transactions with affiliated companies*	2,253	-2,073	21	-5,402	-
Transactions with associated companies	-	-81	-	-47	-
Transactions with related persons	-	-	-	-	-
Total	3,854	-2,181	21	-5,906	-1,995

*) Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.

kEUR	2020
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	-	-371	-	-2,451	-1,368
Transactions with affiliated companies*	22	-4,197	-	-3,195	-48
Transactions with associated companies	-	-75	-	-54	-
Transactions with related persons	-	-	-	-2	-
Total	22	-4,643	-	-5,702	-1,416

*) Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADSH.

kEUR	2019
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	-	-	-	-721	-308
Transactions with affiliated companies*	163	-2,807	341	-3,630	-87
Transactions with associated companies	-	-60	-	-69	-
Transactions with related persons	-	-	-	-2	-
Total	163	-2,867	341	-4,422	-395

*) Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADSH.

Schedule of receivables and liabilities to shareholders
kEUR	Dec. 31, 2021		Dec. 31, 2020
	Receivables	Payables	Receivables	Payables
Transactions with shareholders*	2,108	311	-	25,526
Transactions with affiliated companies*	25	2,685	27	1,682
Transactions with associated companies	-	8	-	19
Transactions with related persons	-	-	-	-
Total	2,132	3,005	27	27,227

*) In 2021, transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.

Schedule of key management personnel compensation
Key management personnel	Role
Joseph Brancato	Director
Bazmi Husain	Director
K.R. Kent	Director
Hakan Konyar	Chief Production Officer
Kurt Lauk, PhD	Director (Chairman)
Salina Love	Director
John Neville	Chief Sales Officer
Thorsten Ochs	Chief Technology Officer
Thomas Speidel	Chief Executive Officer and Director
Robert Vogt	Chief Accounting Officer

Schedule of key management personnel compensation comprised
kEUR	2021	2020	2019
Short-term employee benefits	1,196	783	192
Post-employment benefits	-	-	-
Termination benefits	-	-	-
Share-based payments	10	-	-
Total	1,206	783	192